COMMITMENTS AND CONTINGENCIES - Royalty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Accounts payable and accrued liabilities	$ 22,333,788	$ 10,215,004
Royalty Agreements
COMMITMENTS AND CONTINGENCIES
Agreement period	3 years
Period to renew agreement	60 days
Agreement additional period	2 years
Minimum guarantee fee	$ 1,000,000
Minimum guarantee fee, initial payment	50,000
Minimum guarantee fee, 1st year	200,000
Minimum guarantee fee, 2nd year	375,000
Minimum guarantee fee, 3rd year	375,000
Minimum guarantee fee, renewal	1,500,000
Minimum guarantee fee, 4th year	750,000
Minimum guarantee fee, 5th year	750,000
Royalty expense	331,944	388,436
Accounts payable and accrued liabilities	$ 508,333	$ 328,125
Royalty Agreements | Bella Boxes
COMMITMENTS AND CONTINGENCIES
Royalty fee, 1st year (as a percent)	10.00%
Royalty fee, years 2 to 5 (as a percent)	12.00%
Royalty Agreements | Flower Products and Accessories
COMMITMENTS AND CONTINGENCIES
Royalty fee, 1st year (as a percent)	6.00%
Royalty fee, 2nd year (as a percent)	7.00%
Royalty fee, years 3 to 5 (as a percent)	8.00%